UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02328

                       Boulder Growth & Income Fund, Inc.
-------------------------------------------- -----------------------------------
               (Exact name of registrant as specified in charter)

                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              --------------------------------- ------------------
               (Address of principal executive offices) (Zip code)

                                Stephen C. Miller
                           2344 Spruce Street, Suite A
                                Boulder, CO 80302
              ---------------------------------- ------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 444-5483
                                 ---------------

                      Date of fiscal year end: November 30
                                  -------------

             Date of reporting period: July 1, 2007 - June 30, 2008
                         ------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008


                                                                                                  Matter
                                                                                                  Proposed
                                                                                                  by       Vote     Vote     For
                                         Shareholder                                              Issuer   Cast     (For     or
                     Ticker              Meeting  Record   Meeting Description of Matter to be    or       (Yes     or       Against
Name of Issuer       Symbol     CUSIP    Date     Date     Type    Voted On                       Holder   or No)   Against) Mngmnt
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Election of ten (10)
Walgreen Co.         WAG      931422109  1/9/08   11/12/07 Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Ratification of Deloitte
                                                                   2  & Touche, LLP               Issuer   Yes      For      For
                                                                      Disclose charitable
                                                                   3  contributions               Holder   Yes      Against  For
                                                                   4  Adoption of poison pill     Holder   Yes      For      Against
                                                                      Chairman of the board
                                                                      must not have previously
                                                                      served as an executive
                                                                   5  officer                     Holder   Yes      Against  For

                                                                      Approve agreement
                                                                      and plan of reorganization
                                                                      pursuant to which
                                                                      NRO would transfer
                                                                      its assets to NRI in
                                                                      exchange for shares
                                                                      of stock and assumption
                                                                      by NRO of
Neuberger Berman                                                      NRI's liabilities and NRI
R/E Sec Income-PFD            64190A202  1/25/08  11/29/07 Special 1  would dissolve              Issuer   Yes      For      For

                                                                      Election of eight (8)
D. R. Horton, Inc.   DHI      23331A109  1/31/08  12/3/07  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Approve amended and
                                                                      restated 200 incentive
                                                                   2  bonus plan                  Issuer   Yes      Against  For
                                                                      Approve 2008 performance
                                                                   3  plan                        Issuer   Yes      Against  For
                                                                      Pay-for-superior-performance
                                                                      standard for executive
                                                                   4  compensation                Holder   Yes      For      For
                                                                      To conduct other business
                                                                   5  brought before meeting      Issuer   Abstain  Abstain  Abstain

Cohen & Steers
REIT & PFD Inc.-                                                      Election of three (3)
Ser W7 (pfd)                  19247X407  2/25/08  4/17/08  Annual  1  Directors                   Issuer   Yes      For      For

                                                                      Election of fourteen (14)
Scotiabank           BNS-CA   064149107   3/4/08  1/14/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of KPMG, LLP
                                                                   2  as auditors                 Issuer   Yes      For      For
                                                                   3  Shareholder proposal 1      Holder   Yes      For      Against
                                                                   4  Shareholder proposal 2      Holder   Yes      Against  For
                                                                   5  Shareholder proposal 3      Holder   Yes      Against  For
                                                                   6  Shareholder proposal 4      Holder   Yes      Against  For
                                                                   7  Shareholder proposal 5      Holder   Yes      Against  For
                                                                   8  Shareholder proposal 6      Holder   Yes      Against  For
                                                                   9  Shareholder proposal 7      Holder   Yes      For      Against
                                                                   10 Shareholder proposal 8      Holder   Yes      Against  For
                                                                   11 Shareholder proposal 9      Holder   Yes      For      Against
                                                                   12 Shareholder proposal 10     Holder   Yes      For      Against
                                                                   13 Shareholder proposal 11     Holder   Yes      For      Against
                                                                   14 Shareholder proposal 12     Holder   Yes      For      Against
                                                                   15 Shareholder proposal 13     Holder   Yes      Against  For
                                                                   16 Shareholder proposal 14     Holder   Yes      Against  For

                                                                      Election of three (3)
Toll Brothers, Inc.  TOL      889478103  3/12/08  1/15/08  Annual  1  directors                   Issuer   Yes      For      For
                                                                      Approval of CEO cash
                                                                   2  bonus plan                  Issuer   Yes      Against  Against
                                                                      Approval of stock
                                                                   3  incentive for employees     Issuer   Yes      Against  Against
                                                                      Approval of stock
                                                                      incentive for
                                                                   4  non-employee directors      Issuer   Yes      Against  Against
                                                                      Authorize a stock option
                                                                      exchange program for
                                                                      employees other than
                                                                      executive officers and
                                                                   5  directors                   Issuer   Yes      Against  Against
                                                                      Ratify appointment of
                                                                      Ernst & Young LLP as
                                                                      public accounting firm
                                                                   6  for 2008 fiscal year        Issuer   Yes      For      For

Neuberger Berman                                                      Election of six (6)
R/E Sec Income-PFD            64190A202  5/28/08  3/27/08  Annual  1  directors                   Issuer   Yes      For      For
                                                                      Find suitable
                                                                      alternatives to current
                                                                   2  manager                     Holder   Yes      Against  For

Cohen & Steers
Select Utility                                                        Election of three (3)
Fund, Inc. (pfd)              19248A208   4/1/08           Annual  1  directors                   Issuer   Yes      For      For
                                                                      Adjournment of meeting,
                                                                   2  if proposed                 Issuer   Yes      For      For

F & C Claymore
Total Return                                                          Election of one (1)
Fund-Common          FLC      338479108  4/18/08  1/25/08  Annual  1  director                    Issuer   Yes      For      For

Cohen & Steers
REIT & Util Inc.                                                      Election of three (3)
SR T7-2 (pfd)                 19247Y850   4/1/08   2/8/08  Annual  1  directors                   Issuer   Yes      For      For
                                                                      Adjournment, in the
                                                                      discretion of the proxy
                                                                   2  holder                      Issuer   Abstain  Abstain  Abstain

Cohen & Steers SEL
Utility Inc-SER M7                                                    Election of three (3)
(pfd)                         19248A208   4/1/08   2/8/08  Annual  1  directors                   Issuer   Yes      For      For
                                                                      Adjournment, in the
                                                                      discretion of the proxy
                                                                   2  holder                      Issuer   Abstain  Abstain  Abstain

                                                                      Election of seven (7)
Ryland Group, Inc.   RYL      783764103  4/23/08  2/12/08  Annual  1  directors                   Issuer   Yes      For      For
                                                                      Approval of the equity
                                                                   2  incentive plan              Issuer   Yes      Against  Against
                                                                      Re-approve senior
                                                                      executive performance
                                                                      plan to comply with the
                                                                   3  Internal Revenue Code       Issuer   Yes      For      For
                                                                      Re-approve TRG incentive
                                                                      plan to comply with the
                                                                   4  Internal Revenue Code       Issuer   Yes      For      For
                                                                      Re-approve performance
                                                                      award program to comply
                                                                      with the Internal Revenue
                                                                   5  Code                        Issuer   Yes      For      For
                                                                      Consideration of a
                                                                      proposal from the Nathan
                                                                   6  Cummings Foundation         Holder   Yes      Against  For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as independent
                                                                      registered public
                                                                   7  accounting firm for 2008    Issuer   Yes      For      For

                                                                      Election of three (3)
KB Home              KBH      48666K109   4/3/08  2/14/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as independent
                                                                      registered public
                                                                   2  accounting firm for 2008    Issuer   Yes      For      For
                                                                      Executive Compensation
                                                                   3  proposal                    Holder   Yes      For      Against
                                                                      Severance Agreement
                                                                   4  proposal                    Holder   Yes      For      Against

                                                                      Election of four (4)
Eaton Corporation    ETN      278058102  4/23/08  2/25/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Increase number of common
                                                                   2  shares                      Issuer   Yes      For      For
                                                                      Adopt majority voting in
                                                                   3  director elections          Issuer   Yes      For      For
                                                                      Proposal to authorize
                                                                      board of directors to
                                                                   4  amend regulations           Issuer   Yes      For      For
                                                                   5  Approve stock plan          Issuer   Yes      For      For
                                                                      Approve senior executive
                                                                   6  compensation plan           Issuer   Yes      For      For
                                                                      Approve executive
                                                                   7  strategic incentive plan    Issuer   Yes      For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as independent
                                                                   8  auditor for 2008            Issuer   Yes      For      For

                                                                      Election of twelve (12)
Johnson & Johnson    JNJ      47860104   4/24/08  2/26/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent registered
                                                                   2  public accounting firm      Issuer   Yes      For      For
                                                                      Executive compensation
                                                                   3  policies and disclosure     Holder   Yes      For      Against

Regency Centers                                                       Election of eleven (11)
Corporation          REG      758849103   5/6/08  2/26/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      reapproval of performance
                                                                      goals under long term
                                                                   2  omnibus plan                Issuer   Yes      For      For
                                                                      Appointment of KPMG, LLP
                                                                      as independent registered
                                                                   3  public accounting firm      Issuer   Yes      For      For

Anheuser-Busch                                                        Election of nine (9)
Companies, Inc.      BUD      035229103  4/23/08  2/29/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Approve long term
                                                                      incentive plan for
                                                                   2  non-employee directors      Issuer   Yes      Against  Against
                                                                      Appointment of
                                                                      independent accounting
                                                                   3  firm                        Issuer   Yes      For      For
                                                                      Request report on
                                                                   4  charitable contributions    Holder   Abstain  Abstain  Abstain
                                                                      Proposal concerning
                                                                      special shareholder
                                                                   5  meetings                    Holder   Yes      For      Against
                                                                      Proposal concerning
                                                                   6  executive compensation      Holder   Yes      For      Against

Berkshire                                                             Election of eleven (11)
Hathaway, Inc.       BRK      084670207   5/3/08   3/5/08  Annual  1  Directors                   Issuer   Yes      For      For

American Express                                                      Election of twelve (12)
Company              AXP      25816109   4/28/08  2/29/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of PWC, LLP
                                                                      as independent registered
                                                                   2  public accounting firm      Issuer   Yes      For      For
                                                                      Require majority vote for
                                                                      election of directors in
                                                                   3  noncontested elections      Issuer   Yes      For      For
                                                                      Eliminate statutory
                                                                      supermajority voting:
                                                                   4a merger of consolidation     Issuer   Yes      For      For
                                                                      Eliminate statutory
                                                                      supermajority voting:
                                                                      sale, lease, exchange or
                                                                   4b other disposition           Issuer   Yes      For      For
                                                                      Eliminate statutory
                                                                      supermajority voting:
                                                                   4c exchange of shares          Issuer   Yes      For      For
                                                                      Eliminate statutory
                                                                      supermajority voting:
                                                                      authorization of
                                                                   4d dissolution                 Issuer   Yes      For      For
                                                                      Cumulative voting for
                                                                   5  directors                   Holder   Yes      For      Against

Nationwide Health                                                     Election of two (2)
Properties, Inc.     NHP      638620104   5/2/08  2/29/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of Ernst &
                                                                      Young, LLP as independent
                                                                   2  accountants                 Issuer   Yes      For      For

                                                                      Election of three (3)
Moody's Corporation  MCO      615369105  4/22/08   3/3/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of
                                                                      independent registered
                                                                   2  public accounting firm      Issuer   Yes      For      For
                                                                   3  Majority vote requirements  Holder   Yes      For      Against

Brookfield Asset                                                      Election of two (2)
Management, Inc.     BAMA     112585104  4/30/08  3/12/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appoint auditors and
                                                                      directors to fix
                                                                      renumeration  to be paid
                                                                   2  to auditors                 Issuer   Yes      For      For

Gabelli Dividend &                                                    Election of four (4)
Income Trust-PFD B            36242H302  5/19/08  3/17/08  Annual  1  Directors                   Issuer   Yes      For      For

Washington Mutual,
Inc.                 WM       939322103  6/24/08  4/15/08  Special 1  Increase number of shares   Issuer   Yes      For      For
                                                                      Approve the conversion of
                                                                      series S and T preferred
                                                                      stock into common stock
                                                                      and the exercise of
                                                                      warrants to purchase
                                                                   2  common stock                Issuer   Yes      For      For

                                                                      Election of six (6)
Legg Mason, Inc.     LM       524901105  7/22/08  5/23/08  Annual  1  Directors                   Issuer   Yes      For      For
                                                                      Appointment of PWC, LLP
                                                                   2  as independent accountants  Issuer   Yes      For      For
                                                                      Independent Director
                                                                      serving as chairman of
                                                                   3  the board                   Holder   Yes      For      Against
                                                                      Advisory vote on
                                                                   4  executive compensation      Holder   Yes      For      Against




                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant            Boulder Growth & Income Fund, Inc.
                   -------------------------------------------------------------

By (Signature and Title)*    /s/ Stepheh C. Miller
                          ------------------------------------------------------
                            Stephen C. Miller, President
                            (Principal Executive Officer)

*Print the name and title of each signing officer under his or her signature.